ACQUISITIONS - Schedule of acquisition date fair values (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 10, 2023	Mar. 09, 2023
ArcelorMittal Pecém
Disclosure of detailed information about business combination [line items]
Current assets			$ 3,126
Property, plant and equipment			2,040
Intangible assets			1
Other non-current assets			2
Total assets			5,169
Deferred tax liabilities			3
Other liabilities			2,972
Total liabilities			2,975
Net assets acquired			2,194
Consideration paid, net of cash acquired			2,194
Debt assumed			0
Goodwill			$ 0
AMDS acquisitions
Disclosure of detailed information about business combination [line items]
Current assets	$ 25
Property, plant and equipment	75
Intangible assets	32
Other non-current assets	8
Total assets	140
Deferred tax liabilities	14
Other liabilities	46
Total liabilities	60
Net assets acquired	80
Consideration paid, net of cash acquired	152	$ 152
Debt assumed	15	$ 15
Goodwill	$ 57